Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND
Entity Central Index Key	0000810305
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 27, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Jul. 31, 2020
BNY Mellon Short-Intermediate Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DMYBX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class A Shares
Prospectus:
Trading Symbol	DMBAX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DIMIX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class D
Prospectus:
Trading Symbol	DSIBX